General Information - Companies related to the continuing operations (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Oi Holanda [Member]
Disclosure of subsidiaries [line items]
Company	Oi Holanda
Core business	Raising funds in the international market
Home country	The Netherlands
Portugal Telecom International Finance B.V [Member]
Disclosure of subsidiaries [line items]
Company	Portugal Telecom Internacional Finance B.V
Core business	Raising funds in the international market
Home country	The Netherlands
CVTEL, BV [Member]
Disclosure of subsidiaries [line items]
Company	CVTEL, BV
Core business	Investment management
Home country	The Netherlands
Carrigans Finance S.à.r.l. [Member]
Disclosure of subsidiaries [line items]
Company	Carrigans Finance S.à.r.l.
Core business	Investment management
Home country	Luxembourg
Rio Alto Gestão de Créditos e Participações S.A. ("Rio Alto") [Member]
Disclosure of subsidiaries [line items]
Company	Rio Alto Gestão de Créditos e Participações S.A. (“Rio Alto”)
Core business	Receivables portfolio management and interests in other entities
Home country	Brazil
Oi Serviços Financeiros S.A. ("Oi Serviços Financeiros") [Member]
Disclosure of subsidiaries [line items]
Company	Oi Serviços Financeiros S.A. (“Oi Serviços Financeiros”)
Core business	Financial services
Home country	Brazil
Bryophyta SP Participações Ltda [Member]
Disclosure of subsidiaries [line items]
Company	Bryophyta SP Participações Ltda.
Core business	Property investments
Home country	Brazil
Telemar [Member]
Disclosure of subsidiaries [line items]
Company	Telemar
Core business	Fixed telephony – Region I
Home country	Brazil
Oi Móvel [Member]
Disclosure of subsidiaries [line items]
Company	Oi Móvel
Core business	Mobile telephony – Regions I, II, and III
Home country	Brazil
Paggo Empreendimentos S.A. [Member]
Disclosure of subsidiaries [line items]
Company	Paggo Empreendimentos S.A.
Core business	Payment and credit systems
Home country	Brazil
Paggo Acquirer Gestão de Meios de Pagamentos Ltda [Member]
Disclosure of subsidiaries [line items]
Company	Paggo Acquirer Gestão de Meios de Pagamentos Ltda.
Core business	Payment and credit systems
Home country	Brazil
Paggo Administradora Ltda. ("Paggo Administradora") [Member]
Disclosure of subsidiaries [line items]
Company	Paggo Administradora Ltda. (“Paggo Administradora”)
Core business	Payment and credit systems
Home country	Brazil
Serede – Serviços de Rede S.A. ("Serede") [Member]
Disclosure of subsidiaries [line items]
Company	Serede – Serviços de Rede S.A. (“Serede”)
Core business	Network services
Home country	Brazil
Brasil Telecom Comunicação Multimídia Ltda. ("BrT Multimídia") [Member]
Disclosure of subsidiaries [line items]
Company	Brasil Telecom Comunicação Multimídia Ltda. (“BrT Multimídia”)
Core business	Data traffic
Home country	Brazil
Dommo Empreendimentos Imobiliários Ltda [Member]
Disclosure of subsidiaries [line items]
Company	Dommo Empreendimentos Imobiliários Ltda.
Core business	Purchase and sale of real estate
Home country	Brazil
Brasil Telecom Call Center S.A. ("BrT Call Center") [Member]
Disclosure of subsidiaries [line items]
Company	Brasil Telecom Call Center S.A. (“BrT Call Center”)
Core business	Call center and telemarketing services
Home country	Brazil
BrT Card Serviços Financeiros Ltda. ("BrT Card") [Member]
Disclosure of subsidiaries [line items]
Company	BrT Card Serviços Financeiros Ltda. (“BrT Card”)
Core business	Financial services
Home country	Brazil
Pointer Networks S.A. ("Pointer") [Member]
Disclosure of subsidiaries [line items]
Company	Pointer Networks S.A. (“Pointer”)
Core business	Wi-Fi
Home country	Brazil
Pointer Peru S.A.C [Member]
Disclosure of subsidiaries [line items]
Company	Pointer Peru S.A.C
Core business	Wi-Fi
Home country	Peru
VEX Venezuela C.A [Member]
Disclosure of subsidiaries [line items]
Company	VEX Venezuela C.A
Core business	Wi-Fi
Home country	Venezuela
VEX USA Inc [Member]
Disclosure of subsidiaries [line items]
Company	VEX USA Inc.
Core business	Wi-Fi
Home country	United States of America
VEX Ukraine LLC [Member]
Disclosure of subsidiaries [line items]
Company	VEX Ukraine LLC
Core business	Wi-Fi
Home country	Ukraine
PT Participações, SGPS, S.A. ("PT Participações") [Member]
Disclosure of subsidiaries [line items]
Company	PT Participações, SGPS, S.A. (“PT Participações”)
Core business	Management of equity investments
Home country	Portugal
Oi Investimentos Internacionais S.A. ("Oi Investimentos") [Member]
Disclosure of subsidiaries [line items]
Company	Oi Investimentos Internacionais S.A. (“Oi Investimentos”)
Core business	Business consulting and management services, preparation of projects and economic studies, and investment management
Home country	Portugal
Africatel GmbH & Co.KG. [Member]
Disclosure of subsidiaries [line items]
Company	Africatel GmbH & Co.KG.
Core business	Investment management
Home country	Germany
Africatel GmbH [Member]
Disclosure of subsidiaries [line items]
Company	Africatel GmbH
Core business	Investment management
Home country	Germany
Africatel Holdings, BV [Member]
Disclosure of subsidiaries [line items]
Company	Africatel Holdings, BV
Core business	Investment management
Home country	The Netherlands
TPT—Telecomunicações Publicas de Timor, S.A. ("TPT") [Member]
Disclosure of subsidiaries [line items]
Company	TPT—Telecomunicações Publicas de Timor, S.A. (“TPT”)
Core business	Provision of telecommunications, multimedia and IT services, and purchase and sale of related products in Timor
Home country	Portugal
Direct Subsidary [Member] | Oi Holanda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Direct Subsidary [Member] | Portugal Telecom International Finance B.V [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Direct Subsidary [Member] | CVTEL, BV [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Direct Subsidary [Member] | Carrigans Finance S.à.r.l. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Direct Subsidary [Member] | Rio Alto Gestão de Créditos e Participações S.A. ("Rio Alto") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Direct Subsidary [Member] | Oi Serviços Financeiros S.A. ("Oi Serviços Financeiros") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	99.87%	99.87%
Direct Subsidary [Member] | Bryophyta SP Participações Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	99.80%	99.80%
Direct Subsidary [Member] | Telemar [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Direct Subsidary [Member] | Serede – Serviços de Rede S.A. ("Serede") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	17.51%	17.51%
Direct Subsidary [Member] | PT Participações, SGPS, S.A. ("PT Participações") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Oi Serviços Financeiros S.A. ("Oi Serviços Financeiros") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	0.13%	0.13%
Indirect Subsidary [Member] | Bryophyta SP Participações Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	0.20%	0.20%
Indirect Subsidary [Member] | Oi Móvel [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Paggo Empreendimentos S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Paggo Acquirer Gestão de Meios de Pagamentos Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Paggo Administradora Ltda. ("Paggo Administradora") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Serede – Serviços de Rede S.A. ("Serede") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	82.49%	82.49%
Indirect Subsidary [Member] | Brasil Telecom Comunicação Multimídia Ltda. ("BrT Multimídia") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Dommo Empreendimentos Imobiliários Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Brasil Telecom Call Center S.A. ("BrT Call Center") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | BrT Card Serviços Financeiros Ltda. ("BrT Card") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Pointer Networks S.A. ("Pointer") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Pointer Peru S.A.C [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | VEX Venezuela C.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | VEX USA Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | VEX Ukraine LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	40.00%
Indirect Subsidary [Member] | Oi Investimentos Internacionais S.A. ("Oi Investimentos") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Africatel GmbH & Co.KG. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Africatel GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Indirect Subsidary [Member] | Africatel Holdings, BV [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	86.00%	86.00%
Indirect Subsidary [Member] | TPT—Telecomunicações Publicas de Timor, S.A. ("TPT") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	76.14%	76.14%